Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY INCOME FUND, INC.
Entity Central Index Key	0000775688
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005436
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Investor Class
Trading Symbol	PRFDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Investor Class	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included an increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (Investor Class)	14.58%	11.31%	10.66%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,470,550,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 84,453,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,470,550 Number of Portfolio Holdings126
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.2
Health Care	13.4
Information Technology	10.2
Energy	8.3
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.1
Consumer Discretionary	4.2
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
MetLife	2.1
Citigroup	2.0
JPMorgan Chase	2.0
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005437
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Advisor Class
Trading Symbol	PAFDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Advisor Class	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included an increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (Advisor Class)	14.19%	10.96%	10.32%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,470,550,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 84,453,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,470,550 Number of Portfolio Holdings126
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.2
Health Care	13.4
Information Technology	10.2
Energy	8.3
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.1
Consumer Discretionary	4.2
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
MetLife	2.1
Citigroup	2.0
JPMorgan Chase	2.0
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005438
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R Class
Trading Symbol	RRFDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - R Class	$131	1.22%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included an increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (R Class)	13.97%	10.69%	10.04%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,470,550,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 84,453,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,470,550 Number of Portfolio Holdings126
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.2
Health Care	13.4
Information Technology	10.2
Energy	8.3
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.1
Consumer Discretionary	4.2
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
MetLife	2.1
Citigroup	2.0
JPMorgan Chase	2.0
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166330
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	I Class
Trading Symbol	REIPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - I Class	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included an increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (I Class)	14.72%	11.43%	10.78%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,470,550,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 84,453,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,470,550 Number of Portfolio Holdings126
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.2
Health Care	13.4
Information Technology	10.2
Energy	8.3
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.1
Consumer Discretionary	4.2
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
MetLife	2.1
Citigroup	2.0
JPMorgan Chase	2.0
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000225772
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Z Class
Trading Symbol	TRZQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included an increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Equity Income Fund (Z Class)	15.37%	10.71%
Russell 3000 Index (Regulatory Benchmark)	17.15	12.52
Russell 1000 Value Index (Strategy Benchmark)	15.91	10.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,470,550,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 84,453,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,470,550 Number of Portfolio Holdings126
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.2
Health Care	13.4
Information Technology	10.2
Energy	8.3
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.1
Consumer Discretionary	4.2
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
MetLife	2.1
Citigroup	2.0
JPMorgan Chase	2.0
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless